Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Current Assets
Cash and Cash Equivalents	$ 5,548	$ 2,740
Accounts Receivable and Accrued Revenues	5,272	3,435
Income Tax Receivable	7	366
Inventories	4,468	3,349
Total Current Assets	15,295	9,890
Restricted Cash	284	256
Exploration and Evaluation Assets, Net	594	575
Property, Plant and Equipment, Net	44,804	45,260
Right-of-Use Assets, Net	1,992	2,153
Income Tax Receivable	0	25
Investments in Equity-Accounted Affiliates	292	295
Other Assets	652	464
Deferred Income Taxes	1,223	1,594
Goodwill	2,912	2,912
Total Assets	68,048	63,424
Current Liabilities
Accounts Payable and Accrued Liabilities	7,180	5,847
Income Tax Payable	1,781	98
Lease Liabilities	388	369
Total Current Liabilities	9,349	6,314
Long-Term Debt	8,547	11,032
Lease Liabilities	2,615	2,806
Decommissioning Liabilities	4,915	4,872
Other Liabilities	1,552	889
Deferred Income Taxes	5,800	5,873
Total Liabilities	32,778	31,786
Shareholders’ Equity	35,254	31,622
Non-Controlling Interest	16	16
Total Liabilities and Equity	$ 68,048	$ 63,424